Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

ClearShares Piton Intermediate Fixed Income ETF
(the “Fund”)

April 13, 2021

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated September 29, 2020

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE APRIL 16, 2021, AS DESCRIBED BELOW.

Effective April 16, 2021, the Fund’s ticker symbol will change as follows:

Current Ticker Symbol (through April 15, 2021)		New Ticker Symbol (effective April 16, 2021)
PIFI	⇒	BTC

Please retain this supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.